COMBINED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
STATEMENTS OF OPERATIONS
Trade sales, services and fees, net	$ 2,139	$ 1,549
Cost of goods sold	1,987	1,483
Operating expenses:
Selling, general, and administrative (includes corporate allocations of $104, $90 and $78, respectively)	225	182
Restructuring, impairment and plant closing costs	35	60
Other (income) expense, net	(45)	10
Total expenses	215	252
Operating income (loss)	(63)	(186)
Interest expense	(59)	(25)
Interest income	15	23
Other expense	(1)	(1)
Income (loss) from continuing operations before income taxes	(108)	(189)
Income tax (expense) benefit	23	18
Income (loss) from continuing operations	(85)	(171)
Income from discontinued operations, net of tax	8	9
Net income (loss)	(77)	(162)
Net income attributable to noncontrolling interests	(10)	(2)
Net income (loss) attributable to Venator	$ (87)	$ (164)
Basic losses per share:
Loss from continuing operations attributable to Venator Materials PLC ordinary shareholders	$ (0.89)	$ (1.63)
Income from discontinued operations attributable to Venator Materials PLC ordinary shareholders	0.07	0.09
Net income (loss) attributable to Venator Materials PLC ordinary shareholders (in dollars per share)	(0.82)	(1.54)
Diluted losses per share:
Loss from continuing operations attributable to Venator Materials PLC ordinary shareholders	(0.89)	(1.63)
Income from discontinued operations attributable to Venator Materials PLC ordinary shareholders	0.07	0.09
Net income (loss) attributable to Venator Materials PLC ordinary shareholders (in dollars per share)	$ (0.82)	$ (1.54)